Pension Plans and Other Post-Retirement Benefits - Schedule of Plan Asset Allocation (Details)	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Equity investments	3.00%	3.00%
Fixed income investments	77.00%	76.00%
Real estate investments	7.00%	8.00%
Qualifying insurance contract	8.00%	9.00%
Other	5.00%	4.00%
Total composition of fair value of plan assets	100.00%	100.00%